INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	NOTE 8 - INTANGIBLE ASSETS Intangible assets:
	December 31,
	2019	2018
Customer relationships
Cost	$1,342	$1,342
Accumulated amortization	(565)	(431)
Amortized cost	$777	$911